Loans Held for Sale - Summary of Activity in the Balance of Loans Held for Sale, at Lower of Cost or Fair Value (Footnote) (Details) - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale, at lower of cost or fair value	$ 291,063	[1],[2]	$ 71,937	[1],[2]	$ 87,492	[3],[4],[5]	$ 62,907	[3],[4],[5]	$ 82,866	[3],[4],[5]	$ 20,633
Ginnie Mae [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale, at lower of cost or fair value	98,700		24,100		42,000		43,100
Valuation Allowance for Loans Held for Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance	15,400		47,000		49,700		30,700		14,700
Reversal of valuation allowances	37,800
Indemnification Liability Obligations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Change in valuation allowance, adjustments	$ 1,100		$ 15,300		$ 20,400		$ 15,700
Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale, at lower of cost or fair value									$ 65,400

[1]	At September 30, 2015 and September 30, 2014, the balances are net of valuation allowances of $15.4 million and $47.0 million, respectively. The decrease in the valuation allowance for the nine months ended September 30, 2015 resulted principally from the reversal of $37.8 million of the allowance that was associated with loans that were sold to unrelated third parties during the six months ended June 30, 2015. This decrease was partly offset by an increase of $1.1 million in the allowance resulting from transfers from the liability for indemnification obligations for the initial valuation adjustment that we recognized on certain loans that we repurchased from Fannie Mae and Freddie Mac guaranteed securitizations. For the nine months ended September 30, 2014, the increase in the allowance was principally the result of $15.3 million of such transfers from the liability for indemnification obligations.
[2]	At September 30, 2015 and September 30, 2014, the balances include $98.7 million and $24.1 million, respectively, of loans that we were required to repurchase from Ginnie Mae guaranteed securitizations as part of our servicing obligations. Repurchased loans are modified or otherwise remediated through loss mitigation activities or are reclassified to receivables.
[3]	The balance at December 31, 2012 includes non-performing mortgage loans with a carrying value of $65.4 million that we acquired in December 2012 and sold to Altisource Residential, LP in February 2013 for an insignificant gain.
[4]	The balances at December 31, 2014 and 2013 includes $42.0 million and $43.1 million, respectively, of loans that we were required to repurchase from Ginnie Mae guaranteed securitizations as part of our contractual obligations as the servicer of the loans. Repurchased loans are modified or otherwise remediated through loss mitigation activities or are reclassified to receivables.
[5]	The balances at December 31, 2014, 2013 and 2012 are net of valuation allowances of $49.7 million, $30.7 million and $14.7 million, respectively. The change in the valuation allowance for the years ended December 31, 2014 and 2013 includes adjustments of $20.4 million and $15.7 million, respectively, from the liability for indemnification obligations for the initial valuation adjustment that we recognized on certain loans that we repurchased from Fannie Mae and Freddie Mac guaranteed securitizations.